Consolidated Statements of Stockholder's Equity (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		9 Months Ended		12 Months Ended						24 Months Ended	33 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2011	Sep. 30, 2012
Oil and gas properties	$ 5,315	$ 16,167	$ 6,694	$ 7,837	$ 8,128	$ 51,023	$ 6,933	$ 11,559	$ 7,640	$ 15,965	$ 19,199	$ 22,659	$ 26,132	$ 38,826	$ 77,155		$ 32,774
Reduction in fair value of warrants adjusted in retained earnings																	344
Additional amortization of debt adjusted in retained earnings																	1,098
Adjustment to retained earning, lease hold improvement cost adjustment																	693
Reclassification of warrants adjusted in additional paid in capital					11,122					11,122		11,122			11,122
Reversal of fair value of warrants adjusted in additional paid in capital					2,730					2,730		2,730			2,730
Exploration Expenses adjusted in retained earnings																				2,523	3,823
Increase in unrealized gain on warrant derivatives adjusted in retained earnings																				10,130	9,170
Exploration expense	1,801		1,871	1,541	1,833		2,824	1,280	1,020	3,374	2,300	5,245	5,124	8,838	11,950	[1]	7,090	[1]
Loss on extinguishment of debt								(13,132)			(13,132)		(13,132)	(5,425)	(13,132)	[2]
Income tax expense (benefit)	39	(90)	1,723	(1,022)	(1,220)	124	214	260	459	(2,242)	719	(519)	933	(609)	1,057	[3]	(184)	[3]
Leasehold maintenance cost adjusted in retained earnings																			693
Deferred financing costs					439					439		265		600	265
NET INCOME FROM EQUITY AFFILIATE	49,471	7,745	20,299	22,829	16,896	18,235	18,476	18,284	18,456	39,725	36,740	60,024	55,216	67,769	73,451		66,291
Less: Net Income (Loss) Attributable To Non-Controlling Interest(e)	9,932	1,511	4,050	4,540	3,322	3,527	3,592	3,639	3,419	7,862	7,058	11,912	10,650	13,423	14,177		12,670
increase in accrued interest	14				(902)									(238)	(942)		(4,239)
Debt conversion expense			946	(20)	2,422					2,402		3,348		3,645
Adjustment [Member]
Oil and gas properties															2,210		313
Exploration expense															(1,125)	[1]	313	[1]		2,921	2,619
Loss on extinguishment of debt															(3,450)	[2]
Income tax expense (benefit)															237	[3]
NET INCOME FROM EQUITY AFFILIATE			373
Less: Net Income (Loss) Attributable To Non-Controlling Interest(e)			75
increase in accrued interest			238
Debt conversion expense			$ 12

[1]	For 2011, relates to lease maintenance costs and exploration overhead costs that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense of $2,210 thousand offset by a reclassification from exploration expense to impairment of oil and gas properties of $3,335 thousand for amounts that were erroneously classified as exploration expense. For 2010, relates to lease maintenance costs that were erroneously capitalized as oil and gas properties rather than as exploration expense.
[2]	As noted in (c) above, the correction in the fair value of the Warrants and its classification as a liability resulted in an increased discount on debt which also impacted the resulting loss on extinguishment of debt originally recorded in May 2011 when the debt was retired.
[3]	Represents income tax improperly classified as interest expense.